Discontinued Operations	12 Months Ended
Dec. 31, 2022
Discontinued Operations [Abstract]
Discontinued operations

12. Discontinued operations

On September 8, 2022, the Group announced the conclusion of its strategic review of its business in mainland Europe. Following a review of a range of strategic options, Management concluded that Cazoo would focus exclusively on its core opportunity in the UK. As a result, the Group commenced an orderly winddown of its operations in mainland Europe. On October 31, 2022, the Group sold its Italian operations, Cazoo Trading Italy S.p.A., to Aramis Group SA. brumbrum was previously acquired on January 31, 2022, refer to Note 14 for further details. On December 15, 2022, the Group sold its Spanish subscription business, Swipcar 2017, S.L., to Renting Finders S.L.

At December 31, 2022, the EU segment was classified as a discontinued operation. The comparative year ended December 31, 2021 has been restated to show the EU segment as a discontinued operation. There was no EU segment in 2020.

In December 2022, management committed to a plan to sell Cluno GmbH. Accordingly, Cluno GmbH is presented as a disposal group held for sale.

For the comparative year ended December 31, 2020, the Imperial Car Supermarkets Limited (“Imperial”) dealership centers were treated as a discontinued operation in accordance with IFRS 5. The dealership centers were converted to Cazoo Customer Centers in order to align with the Group’s online strategy.

Results of discontinued operations

	Year ended December 31 2022 £’000	Year ended December 31 2021 £’000	Year ended December 31 2020 £’000

Revenue	158,384	12,391	27,194
Expenses	(325,779)	(29,098)	(30,315)
Loss from operations	(167,395)	(16,707)	(3,121)

Finance income	19	1	-
Finance expense	(4,019)	(1,053)	(688)
Loss on sale of discontinued operations	(14,509)	-	-
Impairment loss on remeasurement of the disposal group	(2,518)	-	-
Loss before tax from discontinued operations	(188,422)	(17,759)	(3,809)

Tax expense	2,660	3,542	-

Loss for the year from discontinued operations	(185,762)	(14,217)	(3,809)

Earnings per share:
Basic loss per ordinary share from discontinued operations	£(4.87)	£(0.42)	£(0.15)
Diluted loss per ordinary share from discontinued operations	£(4.87)	£(0.42)	£(0.15)

Net cash flows from/(used in) discontinued operations:
Operating	(79,232)	(122,646)	23,581
Investing	(57,127)	(38,109)	-
Financing	(29,134)	29,110	(34,987)

Net cash outflow	(165,493)	(131,645)	(11,406)

Effect of disposal on the financial position of the Group

£’000

Property, plant and equipment	(12,333)
Right-of-use assets	(5,720)
Inventory	(5,570)
Trade and other receivables	(6,020)
Cash and cash equivalents	(10,800)
Trade and other payables	3,424
Loans and borrowings	14,731
Lease liabilities	5,878
Provisions	770
Net assets and liabilities	(15,640)

Consideration received, satisfied in cash	1,131
Cash and cash equivalents disposed of	(10,800)
Net cash outflow	(9,669)

Disposal group held for sale

The major classes of assets and liabilities of Cluno GmbH classified as held for sale as at December 31, 2022 are as follows:

£’000

Property, plant and equipment	39,369
Right-of-use assets	878
Intangible assets	1,729
Inventory	7,865
Trade and other receivables	3,522
Cash and cash equivalents	12,442
Assets held for sale	65,805

Trade and other payables	(4,504)
Loans and borrowings	(29,062)
Lease liabilities	(1,003)
Provisions	(5,033)
Liabilities associated with assets held for sale	(39,602)

Net assets directly associated with disposal group	26,203